Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not grant option awards and no longer grant SARs; therefore, the Company does not have a policy on the timing of awarding option-like awards in relation to the disclosure of material nonpublic information.
Award Timing MNPI Considered	false